Segmented information - Summary of Revenues Disaggregated by Revenue Source (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 32,634	$ 28,674	$ 24,008
Cardiology [Member]
Revenues	19,358	22,497	22,753
Antibiotic [Member]
Revenues	$ 13,276	$ 6,177	$ 1,255